Rollforward of Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Uncertain tax positions including permanent and temporary differences
Balance at beginning of period	$ 36	$ 36	$ 76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions			25
Reductions for prior years tax positions	(1)	(2)	(63)
Balance at end of period	$ 38	$ 36	$ 36